Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2021
Disclosure Of Significant Accounting Policies [Abstract]
Basis of preparation	Basis of preparation
The consolidated financial statements of the Group have been prepared in accordance with the International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
The consolidated financial statements have been prepared on a historical cost basis, except for some short and long-term investments, accounts receivable from card issuers, some trade accounts receivable, derivative financial instruments and other liabilities related to contingent consideration and provision of contingencies under business combinations that have been measured at fair value. The consolidated financial statements are presented in Brazilian reais (“R$”), and all values are rounded to the nearest thousand (R$000), except when otherwise indicated.

Basis of consolidation	Basis of consolidation
The consolidated financial statements comprise the financial statements of the Company and its subsidiaries. Control is achieved when the Group:
•    has power over the investee (i.e., existing rights that give it the current ability to direct the relevant activities of the investee);
•    is exposed, or has rights, to variable returns from its involvement with the investee; and
•    has the ability to use its power to affect its returns.
Generally, there is a presumption that a majority of voting rights results in control. To support this presumption and when the Group has less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:
•    the contractual arrangement(s) with the other vote holders of the investee;
•    rights arising from other contractual arrangements; and
•    the Group’s voting rights and potential voting rights.
The Group re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated financial statements from the date the Group obtains control until the date the Group ceases to control the subsidiary.
Profit or loss and each component of other comprehensive income (“OCI”) are attributed to the equity holders of the parent of the Group and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance. When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with the Group’s accounting policies. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full on consolidation.
A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction, in the reserve for “Transactions among shareholders.”
The Note 2.1 presents the list of the subsidiaries which is consolidated by the Company.
3.2.1.    Consolidation of a structured entity
Usually, the controlling of an investee is determined by the voting or similar rights of the investor. In some cases, the voting or similar rights of the investor on the investee is not the decisive factor to characterize the control. An entity that has been designed so that voting or similar rights are not the dominant factor in deciding who controls the entity is denominated as a structured entity. Frequently, the voting rights on structured entities relate to administrative tasks only and the relevant activities are directed by means of contractual arrangements. In such cases, an investor’s consideration of the purpose and design of the investee shall also include consideration of the risks to which the investee was designed to be exposed, the risks it was designed to pass on to the parties involved with the investee and whether the investor is exposed to some or all of those risks.
Based on the contractual terms, the Group identified that some investments meet the definition of a structured entity under IFRS 10 – Consolidated Financial Statements and that controls these investments.
Segment information	Segment information The information by segment is prepared and disclosed based on internal reports made available to Chief Executive Officer (“CEO”) and the Board of Directors (“BoD”), who are chief operating decision-maker (“CODM”) of the Group. The group presents two reportable segments, StoneCo and Linx, for further details the information is available in Note 30.
Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents in the statement of financial position comprise cash at banks and short-term deposits with a maturity of three months or less, which are subject to an insignificant risk of changes in value, and readily convertible into cash.
Foreign currency translation	Foreign currency translation
3.5.1.    Financial statements in foreign currencies
The Group’s consolidated financial statements are presented in Brazilian reais (“R$”), which is the Company’s functional currency.
For each entity, the Group determines its functional currency. Items included in the financial statements of each entity are measured using that functional currency. The functional currency for the majority of the Company’s subsidiaries is also the Brazilian real, except for Creditinfo Caribbean and Napse Group, which have their financial statements translated into Brazilian reais using (i) the exchange rates at the reporting date for assets and liabilities, (ii) an average exchange rate for profit or loss for each month, and (iii) the exchange rate at the transaction date for equity transactions. Exchange gains and losses arising from translating are recorded in OCI.
3.5.2.    Transactions in foreign currencies
Transactions in foreign currencies are initially recorded by the Group’s entities in their functional currency at the spot rate at the date the transaction first qualifies for recognition.
Monetary assets and liabilities denominated in foreign currencies are translated into each functional currency using the exchange rates prevailing at the reporting date. Exchange gains and losses arising from the settlement of transactions and from the translation of monetary assets and liabilities denominated in foreign currency are recognized in the statement of profit or loss. These mostly arise from transactions carried out by clients with credit and debit cards issued by foreign card issuers and from the translation of the Group’s financial instruments denominated in foreign currencies.

Financial instruments	Financial instrumentsA financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.
3.6.1.    Financial assets
3.6.1.1.    Initial recognition and measurement
Financial assets are classified at initial recognition, and subsequently measured at amortized cost, fair value through other comprehensive income (“FVOCI”), or fair value through profit or loss (“FVPL”).
The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. Except for trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient, the Group initially measures a financial asset at its fair value plus transactions costs, in the case of a financial asset not at FVPL. Trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient are measured at the transaction price determined under IFRS 15 – Revenue from Contracts with Customers.
For a financial asset to be classified and measured at amortized cost or FVOCI, it needs to give rise to cash flows that are solely payments of principal and interest (“SPPI”) on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level. Financial assets with cash flows that are not SPPI are classified and measured at FVPL, irrespective of the business model.
The Group’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both. Financial assets classified and measured at amortized cost are held within a business model with the objective to hold financial assets in order to collect contractual cash flows while financial assets classified and measured at FVOCI are held within a business model with the objective of both, holding to collect contractual cash flows and selling.
Financial assets at FVPL include financial assets held for trading, financial assets designated upon initial recognition at FVPL, or financial assets mandatorily required to be measured at fair value. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the near term. Derivatives, including separated embedded derivatives, are also classified as held for trading unless they are designated as effective hedging instruments. Notwithstanding the criteria for debt instruments to be classified at amortized cost or at FVOCI, as described above, debt instruments may be designated at FVPL on initial recognition if doing so eliminates, or significantly reduces, an accounting mismatch.
Purchases or sales of financial assets that require delivery of assets within a time frame set by regulation or market practice (regular way trades) are recognized on the trade date, i.e., the date that the Group commits to purchase or sell the asset.
3.6.1.2.    Subsequent measurement
For purposes of subsequent measurement, financial assets are classified in four categories:
•    Financial assets at amortized cost (debt instruments);
•    Financial assets at FVOCI with recycling of cumulative gains and losses (debt instruments);
•    Financial assets at FVOCI with no recycling of cumulative gains and losses upon derecognition (equity instruments); or
•    Financial assets at FVPL.
3.6.1.2.1. Financial assets at amortized cost (debt instruments)
Financial assets at amortized cost are subsequently measured using the effective interest rate (“EIR”) method and are subject to impairment. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired.
The Group’s financial assets at amortized cost includes trade accounts receivable, other assets, loans to customers included in Trade accounts receivable originated from July 01, 2021 and receivables from related parties.
3.6.1.2.2. Financial assets at FVOCI (debt instruments)
For debt instruments at FVOCI, interest income, foreign exchange revaluation and impairment losses or reversals are recognized in the statement of profit or loss and similarly to financial assets measured at amortized cost. The remaining fair value changes are recognized in OCI. Upon derecognition, the cumulative fair value change recognized in OCI is recycled to profit or loss. This category is the most relevant to the Group and includes a single financial asset, which is accounts receivable from card issuers.
3.6.1.2.3. Financial assets at FVOCI (equity instruments)
Upon initial recognition, the Group can elect to classify irrevocably its equity investments as equity instruments designated at FVOCI when they meet the definition of equity under IAS 32 – Financial Instruments: Presentation and are not held for trading. The classification is determined on an instrument-by-instrument basis.
Gains and losses on these financial assets are never recycled to profit or loss. Dividends are recognized as other income in the statement of profit or loss when the right of payment has been established, except when the Group benefits from such proceeds as a recovery of part of the cost of the financial asset, in which case, such gains are recorded in OCI. Equity instruments designated at FVOCI are not subject to impairment assessment.
The Group elected to classify irrevocably some of their equity investments under this category, included in long-term investments.
3.6.1.2.4.    Financial assets at FVPL
Financial assets at FVPL are carried in the statement of financial position at fair value with net changes in fair value recognized in the statement of profit or loss.
This category includes (i) bonds, investment funds and some equity investments under short-term investments and long-term investments, which the Group had not irrevocably elected to classify at FVOCI, (ii) derivative financial instruments, and (iii) loans to customers included in Trade accounts receivable originated until June 30, 2021 which the Group has irrevocably elected to classify as FVPL.
3.6.1.3.    Derecognition
A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is derecognized of the consolidated statement of financial position when:
•    The contractual rights to receive cash flows from the asset have expired; or
•    The Group has transferred its contractual rights to receive cash flows from the asset or has assumed a contractual obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.
When the Group has transferred its contractual rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if, and to what extent, it has retained the risks and rewards of ownership. When it has neither transferred nor retained substantially all the risks and rewards of the asset, nor transferred control of the asset, the Group continues to recognize the transferred asset to the extent of its continuing involvement. In that case, the Group also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Group has retained.
Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Group could be required to repay.
The derecognition of a financial asset by the Group occurs manly in the definitive assignment of Accounts receivable from card issuers to third parties without substantial retention of risks and benefits of the assigned financial asset and without continuing involvement. The difference between the consideration received by the Group for the financial asset and its carrying amount is recognized under ¨Financial expenses, net¨.
3.6.1.4.    Impairment of financial assets
The Group recognizes an allowance for expected credit losses (“ECLs”) for all debt instruments measured at amortized cost or FVOCI. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.
The Group applies a simplified approach in calculating ECLs, therefore, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs, provision matrix and days past due at each reporting date.
The Group applies a simplified approach on both Accounts receivable from card issuers and Trade accounts receivable. Accounts receivable from card issuers are considered contract assets that have a maturity of one year or less.
3.6.2.    Financial liabilities
3.6.2.1.    Initial recognition and measurement
Financial liabilities are classified, at initial recognition, as financial liabilities at FVPL, amortized cost or as derivatives designated as hedging instruments in an effective hedge, as appropriate.
All financial liabilities are recognized initially at fair value and, in the case of amortized cost, net of directly attributable transaction costs.
The Group’s financial liabilities include accounts payable to clients, trade and other liabilities, loans and financing, and derivative financial instruments.
3.6.2.2.    Subsequent measurement
The measurement of financial liabilities depends on their classification, as described as follows.
3.6.2.2.1.    Financial liabilities at FVPL
Financial liabilities at FVPL include financial liabilities held for trading and financial liabilities designated upon initial recognition as at FVPL.
Financial liabilities are classified as held for trading if they are incurred for the purpose of repurchasing in the near term. This category also includes derivative financial instruments entered by the Group that are not designated as hedging instruments in hedge relationships as defined by IFRS 9 – Financial Instruments. Separated embedded derivatives are also classified as held for trading unless they are designated as effective hedging instruments.
Gains or losses on liabilities held for trading are recognized in the statement of profit or loss.
Financial liabilities designated upon initial recognition at FVPL are designated at the initial date of recognition, and only if the criteria in IFRS 9 are satisfied. This category includes derivative financial instruments and contingent consideration included in other liabilities.
3.6.2.2.2.    Financial liabilities at amortized cost
After initial recognition, financial liabilities classified in this category are subsequently measured at amortized cost using the EIR method. Gains and losses are recognized in profit or loss when the liabilities are derecognized as well as through the EIR amortization process.
Amortized cost is calculated by considering any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included as finance costs in the statement of profit or loss.
This category includes all financial liabilities, except derivative financial instruments and contingent consideration included in other liabilities. This category is the most relevant to the Group.
3.6.2.3.    Derecognition
A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the statement of profit or loss.
3.6.3.    Fair value of financial instruments
The Group measures financial instruments such as derivatives, at fair value at each balance sheet date.
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:
•In the principal market for the asset or liability; or
•In the absence of a principal market, in the most advantageous market for the asset or liability.
The principal or the most advantageous market must be accessible by the Group.
The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.
The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.
All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:
The Group uses the following hierarchy to determine and disclose the fair value of financial instruments through measurement technique:
•    Level I - quoted prices in active markets for identical assets or liabilities;
•    Level II - other techniques for which all inputs that have a significant effect on the recorded fair value are observable, either directly or indirectly; and
•    Level III - techniques using inputs that have a significant effect on the recorded fair value that are not based on observable market data.
For assets and liabilities that are recognized in the financial statements at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.
3.6.4.    Offsetting of financial instruments
Financial assets and financial liabilities are offset, and the net amount is reported in the consolidated statement of financial position, only if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, to realize the assets and settle the liabilities simultaneously.
3.6.5.    Derivative financial instruments
From time to time, the Group uses derivative financial instruments, such as non-deliverable forward currency contracts to hedge its foreign currency risks. Derivative financial instruments are initially recognized at fair value on the date on which a derivative contract is entered and are subsequently remeasured at fair value. Derivatives are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.
Some of the Group’s derivative financial instruments are used as cash flow hedge accounting instruments. The effective portion of gains or losses arising from changes in the fair value of these derivatives are usually recognized in equity, in “Other comprehensive income.” The ineffective portion is recognized in the statement of profit or loss, in “Financial expenses, net.”
If the hedged item is a highly probable forecast transaction (see Note 26.5) and this transaction materializes, resulting in the recognition of a non-financial asset, the amount that has been accumulated in the cash flow hedge reserve shall be directly included in the carrying amount of the related non-financial asset. If this transaction does not materialize, the amount that has been accumulated in the cash flow hedge reserve is immediately recognized in the statement of profit or loss, in “Financial expenses, net.”
If the hedged item is a financial instrument measured at amortized cost (Note 26.6) using the EIR method the amount accumulated in the cash flow hedge reserve is reclassified to profit or loss when the hedged cash flows impact the income statement. The method applied by the Group to reclassify the amounts is as follows: (i) the accrual interest portion of the derivative is also measured by the EIR method and recognized in the statement of profit or loss, in “Financial expenses, net,” following the hedged item accrual; and (ii) the remaining amounts related to fair value of hedging instrument is a temporal effect recognized in OCI at each reporting date, ultimately being recognized in profit or loss on the liquidation of the hedging instrument.

Leases	Leases
The determination of whether an arrangement is, or contains, a lease is based on the substance of the arrangement at the inception date. In the event that fulfillment of the arrangement is dependent on the use of specific assets or the arrangement transfers a right to use the asset, such assets are defined as a lease transaction.
3.7.1.    Group as lessee
The Group applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets for which the Group opts for recognition exemption. The Group recognizes lease liabilities to make lease payments and right-of-use assets representing the right to use the underlying assets.
3.7.1.1.    Right-of-use assets
The Group recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets. The estimated useful lives for the right-of-use assets are as follows:

Estimated useful lives (years)

Offices	1-10
Vehicles	1-3
Equipment	2-10
Software	2-5
If ownership of the leased asset transfers to the Group at the end of the lease term or the cost reflects the exercise of a purchase option, depreciation is calculated using the estimated useful life of the asset. The right-of-use assets are also subject to impairment.
3.7.1.2.    Lease liabilities
At the commencement date of the lease, the Group recognizes under “Loans and financing” lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for terminating a lease, if the lease term reflects the Group exercising the option to terminate. The variable lease payments are recognized as expense in the period on which the event or condition that triggers the payment occurs.
In calculating the present value of lease payments, the Group uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the in-substance fixed lease payments or a change in the assessment to purchase the underlying asset.
3.7.1.3.    Short-term leases and leases of low-value assets
The Group applies the short-term lease recognition exemption to its short-term leases of offices, Pin Pads & POS (Point of Sale), software, vehicles and other equipment (contracts that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the low-value assets recognition exemption to leases of office equipment that are considered of low value (below US$5,000, as recommended by IASB). Lease payments on short-term leases and leases of low-value assets are recognized as expense on a straight-line basis over the lease term.
3.7.2.    Group as lessor
Leases in which the Group does not transfer substantially all the risks and rewards incidental to ownership of an asset are classified as operating leases. Rental income arising is accounted for on a straight-line basis over the lease terms and is included in revenue in the statement of profit or loss due to its operating nature. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognized over the lease term on the same basis as rental income. Contingent rents are recognized as revenue in the period in which they are earned.
The Group has cancelable month-to-month lease contracts of Pin Pads & POS to third parties (clients). The leased assets are included in “Property and equipment” in the consolidated statement of financial position and are depreciated over their expected useful lives on a straight-line basis. Income from operating leases (net of any incentives given to the lessee) is recognized on a straight-line basis over the lease term in “Net revenue from subscription services and equipment rental” in the consolidated statement of profit or loss.

Property and equipment	Property and equipment
All property and equipment are stated at historical cost less accumulated depreciation and impairment losses, if any. Historical cost includes expenditures that are directly attributable to the acquisition of the items and, if applicable, net of tax credits. Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item is material and can be measured reliably. All other repairs and maintenance expenditures are charged to profit or loss during the period in which they are incurred. Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets. The estimated useful lives for the Property and equipment are as follows:

Estimated useful lives (years)

Pin Pads & POS	5
IT equipment	3-10
Facilities	3-14
Property	34
Furniture and fixtures	3-10
Machinery and equipment	5-14
Vehicles and airplanes	2-10
Assets’ residual values, useful lives and methods of depreciation are reviewed at each reporting date and adjusted prospectively, if appropriate. Gains and losses on disposals or derecognition are determined by comparing the disposal proceeds (if any) with the carrying amount and are recognized in profit or loss. The Group also derecognizes under “Disposal of property and equipment” Pin Pads & POS held by customers that are not being used in the last 180 or 360 days, depending on the category of customer. In 2021 the useful life was reviewed and there was no change,
Intangible assets, other than goodwill	Intangible assets, other than goodwill
3.9.1.    Software and development costs – initial recognition
Certain direct development costs associated with internally developed software and software enhancements of the Group’s technology platform are capitalized. Capitalized costs, which occur post determination by management of technical feasibility, include external services and internal payroll costs. These costs are recorded as intangible assets along the development phase. Research and pre-feasibility development costs, as well as maintenance and training costs, are charged to profit or loss when incurred.
3.9.2.    Other intangible assets – initial recognition
Separately acquired intangible assets are measured at cost on initial recognition. The cost of intangible assets acquired in a business combination corresponds to their fair value at the acquisition date.
3.9.3.    Subsequent recognition
The useful lives of intangible assets are assessed as finite or indefinite. As of December 31, 2021 the Group holds only trademarks and patents and goodwill as indefinite life intangible assets. Intangible assets with finite useful lives are amortized over their estimated useful lives on a straight-line basis. Intangible assets with indefinite lives are not amortized. In both cases the intangible asset is tested for impairment whenever there is an indication that their carrying amount may not be recovered. For intangible assets with indefinite live, the impairment test is annually mandatory.
The carrying amount of an intangible asset is composed by their cost net of accumulated amortization and any impairment losses recognized.
The useful life and the method of amortization for intangible assets with finite lives are reviewed at least at the end of each fiscal year or when a change in the use pattern of the asset is identified. Changes in estimated useful lives or expected consumption of future economic benefits embodied in the assets are considered to modify the amortization period or method, as appropriate, and treated as changes in accounting estimates, with prospective effects.
The amortization of intangible assets with definite lives is recognized in profit or loss in the expense category consistent with the use of intangible assets. The useful lives for the intangible assets are shown below:

Estimate useful life (years)

Software	3-10
Customer relationship	2-34.5
Trademarks and patents	7-20
Non-compete agreement	5
Licenses	1-5
Gains and losses resulting from the disposal or derecognition of intangible assets are measured as the difference between the net disposal proceeds (if any) and their carrying amount and are recognized in profit or loss. In 2021 the useful life was reviewed and there was no change, as described in Note 4.2.

Impairment of non-financial assets	Impairment of non-financial assets
The Group assesses, at each reporting date, whether there is any indication that an asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required, the Group estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s or Cash Generating Unit’s (“CGU’s”) fair value less costs of disposal and its value in use. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.
In determining fair value less costs of disposal, recent market transactions are considered. If no such transactions can be identified, an appropriate valuation model is used. These calculations are corroborated by valuation multiples, quoted share prices for publicly traded companies or other available fair value indicators.
In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.
Impairment losses of continuing operations are recognized in the statement of profit or loss in expense categories consistent with the function of the impaired asset.
3.10.1.    Additional considerations about impairment on goodwill
Goodwill comprises the value of expected synergies and other benefits from combining the assets and activities of the business acquired with those of the Group. The goodwill is allocated to each of the acquirer’s CGU, or groups of CGUs, that is expected to benefit from the synergies of the business combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those CGU or groups of CGUs.
The Group tests whether goodwill has suffered any impairment on an annual basis, ever at December 31 of each year, and when circumstances indicate that the goodwill carrying amount may be impaired. Impairment losses relating to goodwill cannot be reversed in future periods. See Note 12.2 for a discussion of the model and key assumptions.
3.10.2.    Additional considerations about impairment on other non-financial assets
For assets excluding goodwill, an assessment is made at each reporting date to determine whether there is an indication that previously recognized impairment losses no longer exist or have decreased. If such indication exists, the Group estimates the asset’s or CGU’s recoverable amount. A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognized. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in the statement of profit or loss unless the asset is carried at a revalued amount, in which case, the reversal is treated as a revaluation increase in the equity.
Provisions	Provisions
Provisions for legal claims (labor, civil and tax) are recognized when (i) the Group has a present obligation (legal or constructive) as a result of a past event; (ii) it is probable that an outflow of resources will be required to settle the obligation; and (iii) the amount has been reliably estimated.
If there are a number of similar obligations, the likelihood that an outflow will be required in settlement is determined by considering the class of obligations as a whole. A provision is recognized even if the likelihood of an outflow with respect to any one item included in the same class of obligations may be small.
Provisions are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in the provision due to the passage of time is recognized as Financial expenses, net.
Where the Group expects some or all of a provision to be reimbursed, for example, under an insurance contract, the reimbursement is recognized as a separate asset, but only when the reimbursement is virtually certain.
The expense relating to a provision is presented in the statement of profit or loss net of any reimbursement.

Prepaid expenses	Prepaid expenses
Prepaid expenses are recognized as an asset in the statement of financial position. These expenditures include, but not limited to, prepaid software licenses, certain consulting services, insurance premiums and prepaid marketing expenses.
The amount recognized as asset in the statement of financial position is charged to the statement of profit or loss along the time in which the economic benefits associate with the prepayment flow to the entity.
As of December 31, 2021, the total is mainly represented by prepaid media to the Globo group in the amount of R$294,953. Under the terms of the agreement the amount is available to place media until 2025.

Taxes	Taxes
3.13.1.    Current income and social contribution taxes
Income taxes are comprised mainly of taxation over operations in Brazil, related to Corporate Income Tax (“IRPJ”) and Social Contribution on Net Profit (“CSLL”) on income on the Group’s Brazilian entities. According to Brazilian tax law, income taxes and social contribution are assessed and paid by each legal entity and not on a consolidated basis.
Current tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date in the countries where the Group operates and generates taxable income. The Brazilian entities of the Group record a monthly provision for IRPJ (25%) and CSLL (9%), on an accrual basis, paying taxes based on the monthly estimate.
Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.
Cayman Islands laws currently levy no taxes on individuals or corporations based upon profits, income, gains or appreciation and there is no taxation in the nature of inheritance tax or estate duty or withholding tax applicable to the Company or to any holder of ordinary shares.
3.13.2.    Deferred income and social contribution taxes
Deferred income tax and social contribution are recognized, using the liability method, on temporary differences between the tax bases of assets and liabilities and their carrying amounts in the financial statements. However, deferred taxes are not accounted for if they arise from initial recognition of goodwill or an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss.
Deferred tax assets are recognized only to the extent it is probable that future taxable profit will be available against which the temporary differences and/or tax losses can be utilized. In accordance with the Brazilian tax legislation, loss carryforwards can be used to offset up to 30% of taxable profit for the year and do not expire.
Deferred tax is provided on temporary differences arising on investments in subsidiaries, except for a deferred tax liability where the timing of the reversal of the temporary difference is controlled by the Group and it is probable that the temporary difference will not reverse in the foreseeable future.
The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are re-assessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.
Deferred tax assets and liabilities are presented net in the statement of financial position when there is a legally enforceable right and the intention to offset them upon the calculation of current taxes, generally when related to the same legal entity and the same jurisdiction. Accordingly, deferred tax assets and liabilities in different entities or in different countries are generally presented separately, and not on a net basis.
3.13.3.    Sales taxes
Revenues, expenses and assets are recognized net of sales tax, except:
•    When the sales taxes incurred on the purchase of goods or services are not recoverable from tax authorities, in which case the sales taxes are recognized as part of the cost of acquiring the asset or expense item, as applicable;
•    When the amounts receivable or payable are stated with the amount of sales taxes included.
The net amount of sales taxes, recoverable or payable to the tax authority, is included as part of receivables or payables in the statement of financial position, and net of corresponding revenue or cost / expense, in the statement of profit or loss.
Sales revenues in Brazil are subject to taxes and contributions, at the following statutory rates:

	Rate
	Transaction activities and other services	Subscription services and equipment rental	Financial income

Contribution on gross revenue for social integration program (“PIS”) (a)	1.65%	0.65% - 1.65%	0.65%
Contribution on gross revenue for social security financing (“COFINS”) (a)	7.60%	3.00% - 7.60%	4.00%
Taxes on service (“ISS”) (b)	2.00% - 5.00%	—	—
Social security levied on gross revenue (“INSS”) (c)	4.50%	—	—

(a)
PIS and COFINS are contributions levied by the Brazilian Federal government on gross revenues. These amounts are invoiced to and collected from the Group’s customers and recognized as deductions to gross revenue (Note 22) against tax liabilities, as we are acting as tax withholding agents on behalf of the tax authorities. PIS and COFINS paid on certain purchases may be claimed back as tax credits to offset PIS and COFINS payable. These amounts are recognized as Recoverable taxes (Note 9) and are offset on a monthly basis against Taxes payable (Note 16) and presented net, as the amounts are due to the same tax authority.

(b)
ISS is a tax levied by municipalities on revenues from the provision of services. ISS tax is added to amounts invoiced to the Group’s customers for the services the Group renders. These are recognized as deductions to gross revenue (Note 22) against tax liabilities, as the Group acts as agent collecting these taxes on behalf of municipal governments. The rates may vary from 2.00% to 5.00%. The ISS stated in the table is applicable to the city of São Paulo and refers to the rate most commonly levied on the Group’s operations.

(c)
INSS is a social security charge levied on wages paid to employees. The subsidiaries Linx Sistemas, Equals, Hiper, Cappta, Vitta Tecnologia em Saúde S.A and Questor pay INSS at a rate of 4.50% on gross revenue due to the benefits this regime offers compared with social security tax on payroll.

Revenue and income	Revenue and income
3.14.1.    Revenue from contracts with clients
Revenue is recognized when the Group has transferred control of the services to the clients, in an amount that reflects the consideration the Group expects to collect in exchange for those services. The Group has generally concluded that it is the principal in its revenue arrangements, because it typically controls the services before transferring them to the client. The Group applies the following five steps:
1.    Identification of the contract with a client
2.    Identification of the performance obligations in the contract
3.    Determination of the transaction price
4.    Allocation of the transaction price to the performance obligations in the contract
5.    Recognition of revenue when or as the entity satisfies a performance obligation
Revenue is recognized net of taxes collected from clients, which are subsequently remitted to governmental authorities.
The revenue from contracts with clients of the Company is presented as follows.
3.14.1.1.    Transaction activities and other services
The Group’s core performance obligations are to provide electronic payment processing services including the capture, transmission, processing and settlement of transactions carried out using credit, debit and voucher cards, as well as fees for other services. The Group’s promise to its clients is to perform an unknown or unspecified quantity of tasks and the consideration received is contingent upon the clients’ use (i.e., number of payment transactions processed, number of cards on file, etc.); as such, the total transaction price is variable. The Group allocates the variable fees charged to the day in which it has the contractual right to bill its clients, therefore revenue is recognized at a point in time.
Revenue from transaction activities is recognized net of interchange fees retained by card issuers and assessment fees paid to payment scheme networks, which are pass-through charges collected on their behalf, as the Group does not bear the significant risks and rewards of the authorization, processing and settlement services provided by the payment scheme networks and card issuers.
The Group is an agent in the authorization, processing and settlement of payment transactions as it does not bear the significant risks and rewards of those services as follows:
•    The Group facilitates the acquisition of payment information and management of the client relationship, it is not primarily responsible for the authorization, processing and settlement services performed by payment schemes networks and card issuers;
•    The Group has no latitude to establish the assessment and interchange fees, which are set by the payment scheme networks. The Group generally has the right to increase its client discount rate to protect its net commission when interchange and assessment fees are increased by payment schemes networks;
•    The Group does not collect the interchange fee that is retained by the card issuer and effectively acts as a clearing house in collecting and remitting assessment fees and payment settlements on behalf of payment scheme networks and clients; and
•    The Group does not bear credit risk of the cardholder (i.e., the client’s customer). It does bear credit risk from the card issuer for the payment settlement and assessment fees. Card issuers are qualified by the payment scheme networks and are generally high credit quality financial institutions. Receivables can be considered to be collateralized by the cardholder’s invoice settlement proceeds. As such, the Group’s exposure to credit risk is generally low.
Other services mainly comprises:
i)    Membership fee charged from customers of specific products for which there is not a recurring fee charged for the use of Pin Pads & POS. The revenue is recognized at agreement inception, which is the moment when all risks and benefits of the transaction are transferred to the customer and the Company obtains the contractual rights related to fee;
ii)    Fee charged from customers due to services related to banking money-in volumes (transfers received under TED, Pix and “boleto” products and interchange represented by fees of transactions from other networks processed on credit and debit card issued by Stone), and money-out volumes (transfers made under products as Pix Out, wire transfers, bill payments, payment slips (boletos) paid, withdrawals, recharge and others transactions). The revenue is recognized at each transactions date.
3.14.1.2.    Subscription services and Equipment rental
The Group provides (i) subscription services, such as reconciliation, business automatization solutions, services to provide the client with the right of use of software in a cloud-based infrastructure provided by the Company and its subsidiaries or by a third-party, or even based on the client’s own internal infrastructure, where the client has no right to end the contract and become the owner of the software or use in its IT infrastructure or a third-party’s infrastructure, and revenues related to technological support, helpdesk, equipment rental, software hosting service, payment for the use of tools and support teams located at the clients besides connectivity services, (ii) non-recurring services, that involves implementation services, including personalization, training, software licenses and other services, (iii) revenue from royalties of software licenses, and (iv) operating leases of electronic capture equipment to clients.
The Group’s subscription services generally consist of services sold as part of a new or existing agreement or sold as a separate service. The Group’s subscription services may or may not be considered distinct based on the nature of the services being provided. Subscription service fees are charged as a fixed monthly fee, and the related revenue is recognized over time as control is transferred to the client, either as the subscription services are performed or as the services from a combined performance obligation are transferred to the client (over the term of the related transaction and processing agreement).
The Group’s non-recurring revenues are recognized in proportion to the stage of completion of the service, and revenue from royalties are recognized when (i) it is determined when all risks and rewards of the license are transferred upon the availability of the software and (ii) the amount may be reliably measured, and it is likely that any expected future economic benefits will be generated on behalf of the Company and its subsidiaries.
The Group accounts for equipment rental as a separate performance obligation and recognizes the revenue at its standalone selling price, considering that rental is charged as a fixed monthly fee. Revenue is recognized on a straight-line basis over the contractual lease term, beginning when the client obtains control of the equipment lease. The Group does not manufacture equipment, but purchases equipment from third-party vendors.
3.14.1.3.    Contracts with multiple performance obligations
The Group’s contracts with its clients can consist of multiple performance obligations and the Group accounts for individual performance obligations separately if they are distinct. When equipment or services are bundled in an agreement with a client, the components are separated using the relative stand-alone selling price of the components which is based on the Group’s customary pricing for each element in separate transactions or expected cost plus a margin. In limited situations, the relative stand-alone selling price for an element that cannot be assessed on one of the previous basis, revenue is first allocated to the element where relative stand-alone selling price has been established and the residual amount would be allocated to the element with no relative stand-alone selling price.
3.14.1.4.    Costs to obtain and fulfill a contract
The Group incurs in certain costs to obtain and fulfill a contract that are capitalized at the inception of the transaction. The cost comprises mainly commission to sellers in order to obtain a contract and logistic costs to fulfill a contract. The asset recognized is amortized on a straight-line basis over the expected life of merchants. As of December 31, 2021, the Group had a carrying amount of R$215,663 (2020 – R$90,832) recognized under Other assets and R$101,008 (2020 – R$36,737) as amortization recognized in the statement of profit or loss.
3.14.2.Financial income
Comprised mainly of:
(i)discount fees charged for the prepayment to clients of their installment receivables from us. The discount is measured by the difference between the original amount payable to the client, net of commissions and fees charged, and the prepaid amount. Revenue is recognized once the client has elected for the receivable to be prepaid;
(ii)interest income on loans; and
(iii)fair value adjustment on loans to customers included in Trade accounts receivable and designated at FVPL until June 30, 2021.
3.14.3.Other financial income
Mainly comprised of interest generated by short-term investments, indexed to fixed and floating rates.

Financial expenses, net	Financial expenses, net Financial expenses, net, includes costs on the sale of receivables to banks and interest expense on borrowings, interest to fund FIDC quota holders, and other debt structures, foreign currency gains and losses on cash balances denominated in foreign currencies, bank service fees and gains and losses on derivative foreign currency swaps.
Employee benefits	Employee benefits
3.16.1.    Short-term obligations
Liabilities in connection with short-term employee benefits are measured on a non-discounted basis and are expensed as the related service is provided.
The liability is recognized for the expected amount to be paid under the plans of cash bonus or short-term profit sharing if the Group has a legal or constructive obligation of paying this amount due to past service provided by employees and the obligation may be reliably estimated.
3.16.2.    Share-based payments
The Group has equity settled share-based payment plans, under which the management commits shares to employees and non-employees in exchange for services.
3.16.2.1.    Equity settled transactions
The cost of equity-settled transactions with employees is measured using their fair value at the date they are granted. The cost is expensed together with a corresponding increase in equity over the period in which the service and, where applicable, the performance conditions are fulfilled (the vesting period). The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest. The expense or credit in the statement of profit or loss for a period represents the movement in cumulative expense recognized as at the beginning and end of that period.
Service and non-market performance conditions are not taken into account when determining the grant date fair value of awards, but the likelihood of the conditions being met is assessed as part of the Group’s best estimate of the number of equity instruments that will ultimately vest. Market performance conditions are reflected within the grant date fair value. Any other conditions attached to an award, but without an associated service requirement, are considered to be non-vesting conditions.
The dilutive effect of outstanding options is reflected as additional share dilution in the computation of diluted earnings per share. See Note 21.
3.16.3.    Profit-sharing and bonus plans
The Group recognizes a liability and an expense for bonuses and profit-sharing based on a formula that takes into consideration the profit attributable to the Company’s shareholders after certain adjustments. The Group recognizes a provision where contractually obliged or where there is a past practice that has created a constructive obligation.

Current and non-current classification	Current and non-current classification
The Group presents assets and liabilities in the statement of financial position based on a current / non-current classification. An asset is current when it is:
•    expected to be realized or intended to be sold or consumed in the normal operating cycle;
•    held primarily for the purpose of trading;
•    expected to be realized within twelve months after the reporting period; or
•    cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period.
All other assets are classified as non-current.
A liability is current when it is:
•    expected to be settled in the normal operating cycle;
•    held primarily for the purpose of trading;
•    due to be settled within twelve months after the reporting period; or
•    there is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period.
The Group classifies all other liabilities as non-current.
Deferred tax assets and liabilities are classified as non-current assets and liabilities.

Business combinations and goodwill	Business combinations and goodwill
Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, including assets given, equity instruments issued, and liabilities incurred or assumed at the date of exchange, which is measured at acquisition date fair value, and the amount of any non-controlling interests in the acquiree. For each business combination, the Group elects whether to measure non-controlling interests in the acquiree at fair value or on the basis of its proportionate share in the identifiable net assets of the acquiree. Costs directly attributable to the acquisition are expensed as incurred.
The assets acquired and liabilities assumed are measured at fair value, classified, and allocated according to the contractual terms, economic circumstances, and relevant conditions as at the acquisition date. The Group identifies and measures the assets acquired and liabilities assumed by the value obtained in preliminary assessments at the acquisition date. The Group has up to 12 months after each of the acquisitions to conclude the assessment and contracts a specialized independent consultancy to prepare an assessment report to the assets acquired and liabilities assumed at fair value. When the works are completed by the independent consultancy, the Company recognizes the difference between the preliminary amounts and the final amounts related to the acquisition on its statement of financial position and statement of profit or loss, as appropriated.
Subsequent to the initial recognition of Property and equipment and Intangible assets identified, the Company accounts the depreciation and amortization by the method and useful lives defined at the initial recognition based on the preliminary assessments until the final assessments are available.
Contingent liabilities recognized as of acquisition date are measured at fair value. Subsequently, until the liability is settled, cancelled or expires, they are recognized at the higher of the amount initially recognized or the amount that would be recognized under IAS 37.
Any contingent consideration to be transferred by the acquirer will be recognized at fair value on acquisition date. Subsequent changes in the fair value of the contingent consideration treated as an asset or liability should be recognized in profit or loss. In order to evaluate the contingent consideration, the Group considers different probabilities of scenarios and discounted future contractual cash flows at the interest rates available in the market for similar financial instruments.
Goodwill is measured as the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests and any previous interest held over the fair value of net assets acquired. If the fair value of net assets acquired is in excess of the aggregate consideration transferred, the Group re-assesses whether it has correctly identified all assets acquired and all liabilities assumed and reviews the procedures used to measure the amounts to be recognized at the acquisition date. If the reassessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognized in profit or loss. After initial recognition, goodwill is measured at cost less any accumulated impairment losses. Goodwill indefinite useful life intangible assets recognized under business combination are tested for impairment at least annually at December 31 or whenever there is an indication that it may be impaired (see Notes 3.10.1 and 12.2 for more details).
Investment in associates	Investment in associates
An associate is an entity over which the Group has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee, but does not have control, or joint control over those policies.
The considerations made in determining significant influence are similar to those necessary to determine control over subsidiaries. The Group’s investments in its associate are accounted for using the equity method.
Under the equity method, the investment in an associate is initially recognized at cost. The carrying amount of the investment is adjusted to recognize changes in the Group’s share of net assets of the associate since the acquisition date. Goodwill relating to the associate is included in the carrying amount of the investment and is not tested for impairment separately.
The statement of profit or loss reflects the Group’s share of the results of operations of the associate. Any change in OCI of those investees is presented as part of the Group’s OCI. In addition, when there has been a change recognized directly in the equity of the associate, the Group recognizes its share of any changes, when applicable, in the statement of changes in equity. Unrealized gains and losses resulting from transactions between the Group and the associate are eliminated to the extent of the interest in the associate.
The aggregate of the Group’s share of profit or loss of an associate is shown on the face of the statement of profit or loss outside operating profit and represents profit or loss after tax and noncontrolling interests in the subsidiaries of the associate.
The financial statements of the associate are prepared for the same reporting period as the Group. When necessary, adjustments are made to bring the accounting policies in line with those of the Group.
After application of the equity method, the Group determines whether it is necessary to recognize an impairment loss on its investment in its associate. At each reporting date, the Group determines whether there is objective evidence that the investment in the associate is impaired. If there is such evidence, the Group calculates the amount of impairment as the difference between the recoverable amount of the associate and its carrying value, and then recognizes the loss within share of profit of an associate in the statement of profit or loss.
In case of loss of significant influence over the associate, the Group measures and recognizes any retained investment at its fair value. Any difference between the carrying amount of the associate upon loss of significant influence and the fair value of the retained investment and proceeds from disposal is recognized in profit or loss.
None of the investments in associates presented significant restrictions on transferring resources in the form of cash dividends or repayment of obligations, during the periods reported.
The Note 2 presents the list of the Group’s associates.

IAS 29 Accounting and reporting standard in highly hyperinflationary economy	IAS 29 Accounting and reporting standard in highly hyperinflationary economy
Considering that the inflation accumulated in the past three years in Argentina was higher than 100%, the adoption of the accounting and reporting standard in hyperinflationary economy (IAS 29) is mandatory to the subsidiary Napse S.R.L., located in Argentina.
Pursuant to IAS 29, non-cash assets and liabilities, the shareholders’ equity and the statement of income of subsidiaries that operate in hyperinflationary economies are adjusted by the change in the general purchasing power of the currency, applying a general price index.
The financial statements of an entity whose functional currency is the currency of a hyperinflationary economy, whether they are based on the historical or current cost approach, should be expressed in terms of the current measurement unit at the balance sheet date.
IAS 29 is applicable after Linx acquisition, as stated in Notes 1.3 and 29 of the financial statements.

Deferred revenue	Deferred revenue
As a result of the Linx acquisition, the Group records deferred revenue related to hours contracted by clients for rendering of services. Revenue is recognized after provision of service. In case billed amounts exceed services rendered plus recognized revenue, the difference is stated in the balance sheet as deferred revenue and presented in the statement of financial position as deferred revenue under “Other liabilities.”
Also, the Group records deferred revenue related to services paid by the clients but to be executed in the future from the conclusion of the contract with the client. The amount related to services paid by the client but to be executed in the future is recognized in the statement of financial position as deferred revenue under “Other liabilities.”
The amount recognized as deferred revenue in the statement of financial position is recycled to the statement of profit or loss along the time in which the promised services are executed.

New and amended standards and interpretations	New standards and amendments to standards and interpretations
3.22.1.    New standards and amendments to standards and interpretations adopted
Several amendments and interpretations apply for the first time in 2021, but do not have impact on the consolidated financial statements of the Group. The Group has not early adopted any standards, interpretations or amendments that have been issued but are not yet effective. The analysis of the application of the amendments to standards and interpretations to the Group are discussed below.
3.22.1.1.    Amendment to IFRS 16 – extension of the practical expedient applied to COVID-19 related rent concessions
In May 2020, the IASB published an amendment to IFRS 16 that provided an optional practical expedient for lessees from assessing whether a rent concession related to COVID-19 is a lease modification. On 31 March 2021, the IASB published an additional amendment to extend the date of the practical expedient from 30 June 2021 to 30 June 2022.
The Group has adopted the amendments on its effective date, April 1, 2021 and had no material impacts recognized in its financial statements.
3.22.1.2.    Interest amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 – phase 2
Reform of the Reference Interest Rate with treatment of changes in cash flows, hedge accounting requirements and disclosures.
In August 2020, the IASB published Interest Rate Benchmark Reform – Phase 2, Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16. With publication of the phase two amendments, the IASB has completed its work in response to IBOR reform. The amendments provide temporary reliefs which address the financial reporting effects when an interbank offered rate (IBOR) is replaced with an alternative nearly risk-free interest rate (RFR).
The Group has evaluated the content of this pronouncement and does not expect to have a significant impact on its financial statements.
3.22.2.    New standards and amendments to standards and interpretations not yet adopted
The new and amended standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Group’s financial statements are presented below. The Group intends to adopt these new and amended standards and interpretations, if applicable, when they become effective.
3.22.2.1.    Amendments to IAS 1: classification of liabilities as current or non-current
In January 2020, the IASB issued amendments to paragraphs 69 to 76 of IAS 1 to specify the requirements for classifying liabilities as current or non-current. The amendments clarify:
•What is meant by a right to defer settlement;
•That a right to defer must exist at the end of the reporting period;
•That classification is unaffected by the likelihood that an entity will exercise its deferral right;
•That only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification.
The amendments are effective for annual reporting periods beginning on or after January 1, 2023 and must be applied retrospectively. The Group is assessing the impact that the amendments will have on current practice and does not expect to have any impact on the Group’s consolidated financial statements on this apply.
3.22.2.2.    Reference to the conceptual framework – amendments to IFRS 3
In May 2020, the IASB issued Amendments to IFRS 3 Business Combinations - Reference to the Conceptual Framework. The amendments are intended to replace a reference to the Framework for the Preparation and Presentation of Financial Statements, issued in 1989, with a reference to the Conceptual Framework for Financial Reporting issued in March 2018 without significantly changing its requirements.
The Board also added an exception to the recognition principle of IFRS 3 to avoid the issue of potential ‘day 2’ gains or losses arising for liabilities and contingent liabilities that would be within the scope of IAS 37 – Provisions, Contingent Liabilities and Contingent Assets or IFRIC 21 – Levies, if incurred separately.
At the same time, the Board decided to clarify existing guidance in IFRS 3 for contingent assets that would not be affected by replacing the reference to the Framework for the Preparation and Presentation of Financial Statements.
The amendments are effective for annual reporting periods beginning on or after January 1, 2022 and apply prospectively. The Group does not expect to have any impact on the Group’s consolidated financial statements on this apply.
3.22.2.3.    Onerous contracts – costs of fulfilling a contract – amendments to IAS 37
In May 2020, the IASB issued amendments to IAS 37 to specify which costs an entity needs to include when assessing whether a contract is onerous or loss-making.
The amendments apply a “directly related cost approach.” The costs that relate directly to a contract to provide goods or services include both incremental costs and an allocation of costs directly related to contract activities. General and administrative costs do not relate directly to a contract and are excluded unless they are explicitly chargeable to the counterparty under the contract.
The amendments are effective for annual reporting periods beginning on or after January 1, 2022. The Group is assessing the impact that the amendments will have on current practice and does not expect to have any impact on the Group’s consolidated financial statements on this apply.
3.22.2.4.    IFRS 9 – Financial instruments – fees in the ‘10 per cent’ test for derecognition of financial liabilities
As part of its 2018-2020 annual improvements to IFRS standards process the IASB issued amendment to IFRS 9. The amendment clarifies the fees that an entity includes when assessing whether the terms of a new or modified financial liability are substantially different from the terms of the original financial liability. These fees include only those paid or received between the borrower and the lender, including fees paid or received by either the borrower or lender on the other’s behalf. An entity applies the amendment to financial liabilities that are modified or exchanged on or after the beginning of the annual reporting period in which the entity first applies the amendment.
The amendment is effective for annual reporting periods beginning on or after January 1, 2022 with earlier adoption permitted. The Group will apply the amendments to financial liabilities that are modified or exchanged on or after the beginning of the annual reporting period in which the entity first applies the amendment. The Group does not expect to have a material impact on its consolidated financial statements by applying these amendments.
3.22.2.5.    Amendment to IAS 12 – deferred tax related to assets and liabilities arising from a single transaction
These amendments require companies to recognize deferred tax on transactions that, on initial recognition give rise to equal amounts of taxable and deductible temporary differences.
In May 2021, the Board issued amendments to IAS 12, which narrow the scope of the initial recognition exception under IAS 12, so that it no longer applies to transactions that give rise to equal taxable and deductible temporary differences.
The amendments are effective for annual reporting periods beginning on or after January 1, 2023. The Group will apply the amendments for applicable transactions, on or after the beginning of the annual reporting period in which the entity first applies the amendment. The Group does not expect to have any impact on its consolidated financial statements by applying these amendments.
3.22.2.6.    IFRS 17 – insurance contracts
This standard replaces IFRS 4, which currently permits a wide variety of practices in accounting for insurance contracts. IFRS 17 will fundamentally change the accounting by all entities that issue insurance contracts and investment contracts with discretionary participation features.
The amendments are effective for annual reporting periods beginning on or after January 1, 2023. The Group is assessing the impact that the amendments will have on current practice and does not expect to have any impact on the Group’s consolidated financial statements on this apply.
3.22.2.7.    Proceeds before intended use – amendments to IAS 16
The amendment prohibits entities from deducting from the cost of an item of property, plant and equipment (PP&E), any proceeds of the sale of items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, an entity recognizes the proceeds from selling such items, and the costs of producing those items, in profit or loss.
The amendments are effective for annual reporting periods beginning on or after January 1, 2022. The Group does not expect to have any impact on the Group’s consolidated financial statements on this apply.
3.22.2.8.    Narrow scope amendments to IAS 1, practice statement 2 and IAS 8
In February 2021, the Board issued amendments to IAS 1, IFRS Practice Statement 2 Making Materiality Judgements (the PS) and to IAS 8. The amendments aim to improve accounting policy disclosures and to help users of the financial statements to distinguish between changes in accounting estimates and changes in accounting policies.
The amendments are effective for annual reporting periods beginning on or after January 1, 2023. The Group does not expect to have any impact on the Group’s consolidated financial statements on this apply.
3.22.2.9.    IAS 41 - Taxation in fair value measurements
The amendment removes the requirement in paragraph 22 of IAS 41 that entities exclude cash flows for taxation when measuring the fair value of assets within the scope of IAS 41.
The amendments are effective for annual reporting periods beginning on or after January 1, 2022. The IAS 41 is not applicable to the Group’s consolidated financial statements.
3.22.2.10. First-time adoption of international financial reporting standards
The amendment to IFRS 1 simplifies the application of IFRS 1 by a subsidiary that becomes a first-time adopter after its parent in relation to the measurement of cumulative translation differences using the amounts reported in the parent’s consolidated financial statements, based on the parent’s date of transition to IFRS if no adjustments were made for consolidation procedures and for the effects of the business combination in which the parent acquired the subsidiary.
The amendments are effective for annual reporting periods beginning on or after January 1, 2022. The Group will apply the amendments for applicable transactions, on or after the beginning of the annual reporting period in which the entity first applies the amendment. The Group does not expect to have a material impact on the its consolidated financial statements by applying these amendments.